Debt (Details 1) $ in Millions	Dec. 31, 2015 USD ($)
Scheduled future maturities
2014	$ 43.9
2015	41.7
2016	45.4
2017	45.3
2018	268.4
Thereafter	1,771.8
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	11.9
Total debt	$ 2,204.6